Long-Term Debt - SWK Loan Facility (Details) - USD ($)			5 Months Ended	12 Months Ended
	Nov. 08, 2023	Aug. 10, 2022	Dec. 31, 2022	Dec. 31, 2022
Long-Term Debt
Deferred financing costs				$ 468,000
SWK Loan Facility
Long-Term Debt
Maximum borrowing capacity		$ 25,000,000
Proceeds from Issuance of Debt		21,000,000
Borrowing capacity		$ 4,000,000
Quarterly principal amortization (percent)			5.00%	5.00%
Interest in-kind spread basis		4.50%
Exit fee (as a percent)		6.50%
Prepayment penalty prior to first anniversary (as a percent)		2.00%
Prepayment penalty after first anniversary (as a percent)		2.00%
Weighted average interest rate			12.60%
Common stock, par value (in dollar per share)		$ 0.001
Exercise price (in dollar per share)		$ 6.65
Maximum shares issuable at closing		187,969
Warrant value		$ 600,000
Deferred financing costs		$ 500,000
Percentage of casualty proceeds in excess of $250,000 to redeem loan balance		100.00%
Casualty proceeds threshold amount in excess of which is used to redeem loan balance		$ 250,000
Threshold amount in excess of which exempted from mandatory prepayment		$ 1,000,000
Mandatory prepayment triggered by divestiture of Orthobiologics Business	$ 4,000,000.0
Repayment of debt triggered by divestiture	$ 2,000,000.0
Number of business days to pay upon request of SWK due to divestiture of the Orthobiologics Business	2
SWK Loan Facility | Maximum
Long-Term Debt
Warrants issued		187,969
SWK Loan Facility | SOFR
Long-Term Debt
Basis spread on variable rate		7.75%
Interest in-kind spread basis		4.75%
SWK Loan Facility | SOFR | Minimum
Long-Term Debt
Basis spread on variable rate		2.75%
New Asset-Based Revolving Loan Facility
Long-Term Debt
Maximum borrowing capacity		$ 8,000,000